Rule 497 Filing
On behalf of Guggenheim BRIC ETF, Guggenheim Defensive Equity ETF, Guggenheim Dow Jones Industrial Average Dividend ETF, Guggenheim Insider Sentiment ETF, Guggenheim Mid-Cap Core ETF, Guggenheim Multi-Asset Income ETF, Guggenheim Raymond James SB-1 Equity ETF, Guggenheim S&P Spin-Off ETF, Wilshire Micro-Cap ETF and Wilshire US REIT ETF (the “Funds”), each a series of Claymore Exchange-Traded Fund Trust, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the prospectuses filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) on January 3, 2018 (Accession No. 0001628280-18-000106), which is incorporated by reference into this Rule 497 Filing.